Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Commitments and Contingencies

Note 6—Commitments and Contingencies

Registration Rights and Lock-Up Agreement

Pursuant to the Underwriting Agreement, the Corporation will be, subject to certain exceptions, prohibited from issuing additional securities prior to the qualifying acquisition. Also, pursuant to the Underwriting Agreement and the Exchange Agreement and Undertaking, the Corporation and Sponsor will be subject to a lock-up until the closing of the qualifying acquisition. The Corporation will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

In consideration for its services in connection with the Offering, the Corporation agreed to pay the underwriters a commission equal to 5.5% of the gross proceeds of the Class A Restricted Voting Units issued under the Offering. The Corporation paid $6,300,000, representing $0.175 per Class A Restricted Voting Unit to the underwriters upon Closing Date of the Offering.

Remaining underwriters’ commissions of $13,500,000 at December 31, 2020 and 2019 are payable as follows:

	Per Class A
	Restricted
	Voting Unit	Amount
Upon the closing of a Business Combination	$0.325	$11,700,000
Subsequent to the closing of a Business Combination, at the discretion of the Corporation, and subject to certain limitations	0.050	1,800,000
	$0.375	$13,500,000